Debt	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Debt Disclosure [Abstract]
Debt

(9) Debt

The following table summarizes the Company’s debt structure as of September 26, 2021 and June 27, 2021:

	September 26, 2021	June 27, 2021
First Lien Credit Facility Revolver (Maturing July 3, 2022)	$39,853	$39,853
First Lien Credit Facility Term Loan (Maturing July 3, 2024 and bearing variable rate interest; 4.55% and 5.17% at June 27, 2021 and June 28, 2020, respectively, excluding impact of hedging)	798,481	800,534
Incremental Liquidity Facility (Maturing July 3, 2024)	45,000	45,000
	883,334	885,387
Less:
Unamortized financing costs	(9,041)	(9,800)
Current portion of unamortized financing costs	3,190	3,152
Current maturities of long-term debt	(48,064)	(8,211)
Total long-term debt	$829,419	$870,528

Incremental Liquidity Facility:    On September 25, 2020, the Company entered into a $150,000 Incremental Liquidity Facility with JP Morgan Chase Bank, N.A. as the lender with a maturity date of July 3, 2024 at an interest rate of the applicable LIBOR rate plus an initial applicable margin of 3.00%. The loan is structured as a revolver, with $45,000 utilized at the closing date and with the remaining $105,000 available subject to approval by Atairos as credit support provider and the prior satisfaction of certain conditions. The Incremental Liquidity Facility is secured on a pari passu first lien basis with the existing credit facility (with respect to assets of Bowlero Corp. and its guarantor subsidiaries).

November 2019 First Lien Credit Facility Term Loan:    On November 20, 2019, the Company amended the July 2018 Credit Agreement to borrow an additional $105,000 as an incremental term loan to be used for general corporate purposes. JP Morgan Chase Bank, N.A. is the administrative agent and sole issuing lender for the Amended 2019 Credit Agreement. The incremental term loan was fully funded by JP Morgan Chase Bank, N.A. on the closing date and thereafter made assignments to other participating lenders. The expanded $812,850 First Lien Credit Facility is repaid on a quarterly basis on the last business day of the last month of each calendar quarter in principal payments of $2,053 with the remaining balance maturing and fully payable on July 3, 2024.

First Lien Credit Facility Revolver:    The November 2019 Credit Agreement did not alter the $50,000 revolving line of credit (“Revolver”) or its maturity date of July 3, 2022. Outstanding standby letters of credit as of June 27, 2021, totalling $9,100 are guaranteed by JP Morgan Chase Bank, N.A. and limit borrowings under the Revolver to $40,900. The Company has $39,853 in borrowings outstanding under the Revolver as of September 26, 2021.

Obligations owed under the First Lien Credit Facility bear interest at a rate per annum equal to the applicable LIBOR rate, subject to a floor of 1.00%, plus an applicable margin of 3.75% to 4.25% depending on the leverage level. Interest on loans under the First Lien Facility bearing interest based upon the Base Rate will be due quarterly, and interest on loans bearing interest based upon the LIBOR rate will be due on the last day of each relevant interest period or, if sooner, on the respective dates that fall every three months after the beginning of such interest period. The Base Rate means a rate per annum equal to the highest of (a) the Federal Funds Effective Rate in effect on such day plus 0.50%, (b) to the extent ascertainable, the Published LIBOR Rate plus 1.00%, (c) the Prime Rate and (d) solely with respect to the expanded term loan under the July 2018 Credit Agreement, 2.00%.

Pursuant to the First Lien Credit Agreement collateral and guarantee requirement, obligations owed under the First Lien Credit Facilities are secured by a first priority security interest on substantially all assets of Bowlero Corp. and the guarantor subsidiaries. The First Lien Credit Agreement contains customary events of default, restrictions on indebtedness, liens, investments, asset dispositions, dividends and affirmative and negative covenants.

On June 10, 2020, the Company entered into an amendment to the November 2019 Credit Agreement that, among other things, provided the Company a Covenant Waiver Period through June 26, 2021 that waived application of the leverage-based financial covenant for so long as Bowlero satisfied certain minimum liquidity tests and complied with certain other requirements. The Covenant Waiver Period was subsequently extended to the last day of the fiscal quarter ending March 31, 2022 in connection with entry into the above mentioned Incremental Liquidity Facility. Based on this extension and assuming satisfaction of the waiver requirements, the Company’s next financial covenant test will occur on March 31, 2022, if the testing conditions are then triggered.

(8) Debt

The following table summarizes the Company’s debt structure as of June 27, 2021 and June 28, 2020:

	June 27, 2021	June 28, 2020
First Lien Credit Facility Revolver (Maturing July 3, 2022)	$39,853	$39,853
First Lien Credit Facility Term Loan (Maturing July 3, 2024 and bearing variable rate interest; 4.55% and 5.17% at June 27, 2021 and June 28, 2020, respectively, excluding impact of hedging)	800,534	808,746
Incremental Liquidity Facility (Maturing July 3, 2024)	45,000	—
	885,387	848,599
Less:
Unamortized financing costs	(9,800)	(12,753)
Current portion of unamortized financing costs	3,152	2,951
Current maturities of long-term debt	(8,211)	(8,211)
Total long-term debt	$870,528	$830,586

As of June 27, 2021, minimum repayments of debt are as follows:

2022	8,211
2023	48,064
2024	8,211
2025	820,901
$885,387

Incremental Liquidity Facility:    On September 25, 2020, the Company entered into a $150,000 Incremental Liquidity Facility with JP Morgan Chase Bank, N.A. as the lender with a maturity date of July 3, 2024 at an interest rate of the applicable LIBOR rate plus an initial applicable margin of 3.00%. The loan is structured as a revolver, with $45,000 utilized at the closing date and with the remaining $105,000 available subject to approval by Atairos as credit support provider and the prior satisfaction of certain conditions. The Incremental Liquidity Facility is secured on a pari passu first lien basis with the existing credit facility (with respect to assets of Bowlero Corp. and its guarantor subsidiaries).

November 2019 First Lien Credit Facility Term Loan:    On November 20, 2019, the Company amended the July 2018 Credit Agreement to borrow an additional $105,000 as an incremental term loan to be used for general corporate purposes. JP Morgan Chase Bank, N.A. is the administrative agent and sole issuing lender for the Amended 2019 Credit Agreement. The incremental term loan was fully funded by JP Morgan Chase Bank, N.A. on the closing date and thereafter made assignments to other participating lenders. The expanded $812,850 First Lien Credit Facility is repaid on a quarterly basis on the last business day of the last month of each calendar quarter in principal payments of $2,053 with the remaining balance maturing and fully payable on July 3, 2024.

First Lien Credit Facility Revolver:    The November 2019 Credit Agreement did not alter the $50,000 revolving line of credit (“Revolver”) or its maturity date of July 3, 2022. Outstanding standby letters of credit as of June 27, 2021, totaling $9,100 are guaranteed by JP Morgan Chase Bank, N.A. and limit borrowings under the Revolver to $40,900. The Company has $39,853 in borrowings outstanding under the Revolver as of June 27, 2021.

Obligations owed under the First Lien Credit Facility bear interest at a rate per annum equal to the applicable LIBOR rate, subject to a floor of 1.00%, plus an applicable margin of 3.75% to 4.25% depending on the leverage level. Interest on loans under the First Lien Facility bearing interest based upon the Base Rate will be due quarterly, and interest on loans bearing interest based upon the LIBOR rate will be due on the last day of each relevant interest period or, if sooner, on the respective dates that fall every three months after the beginning of such interest period. The Base Rate means a rate per annum equal to the highest of (a) the Federal Funds Effective Rate in effect on such day plus 0.50%, (b) to the extent ascertainable, the Published LIBOR Rate plus 1.00%, (c) the Prime Rate and (d) solely with respect to the expanded term loan under the July 2018 Credit Agreement, 2.00%.

Pursuant to the First Lien Credit Agreement collateral and guarantee requirement, obligations owed under the First Lien Credit Facilities are secured by a first priority security interest on substantially all assets of Bowlero Corp. and the guarantor subsidiaries. The First Lien Credit Agreement contains customary events of default, restrictions on indebtedness, liens, investments, asset dispositions, dividends and affirmative and negative covenants.

On June 10, 2020, the Company entered into an amendment to the November 2019 Credit Agreement that, among other things, provided the Company a Covenant Waiver Period through June 26, 2021 that waived application of the leverage-based financial covenant for so long as Bowlero satisfied certain minimum liquidity tests and complied with certain other requirements. The Covenant Waiver Period was subsequently extended to the last day of the fiscal quarter ending March 31, 2022 in connection with entry into the above mentioned Incremental Liquidity Facility. Based on this extension and assuming satisfaction of the waiver requirements, the Company’s next financial covenant test will occur on March 31, 2022, if the testing conditions are then triggered.